Note 7 - Senior Secured Convertible Promissory Note (Details Textual) - USD ($)				1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 28, 2024	Jul. 18, 2023	Apr. 02, 2023	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Convertible Debt								$ 16,000,000	$ 19,600,000	$ 24,000,000	$ 4,000,000
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Debt Conversion, Original Debt, Amount	$ 8,000,000	$ 6,000,000	$ 8,000,000	$ 7,200,000	$ 8,000,000	$ 2,400,000		$ 17,600,000	$ 14,000,000	$ 14,000,000	$ 0
Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Convertible, Number Issued						22	22	22		13
Debt Instrument, Face Amount						$ 17,200,000	$ 17,200,000	$ 17,200,000		$ 28,000,000
Proceeds from Convertible Debt										$ 24,000,000
Debt Instrument, Interest Rate, Stated Percentage		25.00%	25.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Debt Instrument, Term (Month)							1 year			1 year
Debt Instrument, Convertible, Number Outstanding										6
Debt Instrument, Interest Rate, Maximum Default Percentage										27.00%
Senior Secured Convertible Promissory Note, Conversion Price One [Member]
Debt Instrument, Face Amount										$ 2,400,000
Debt Instrument, Convertible, Number Outstanding										2
Debt Instrument, Convertible, Conversion Price (in dollars per share)										$ 6.5
Senior Secured Convertible Promissory Note, Conversion Price Two [Member]
Debt Instrument, Face Amount										$ 2,400,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)										$ 5
Senior Secured Convertible Promissory Note, Conversion Price Three [Member]
Debt Instrument, Face Amount										$ 2,400,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)										$ 2.5
Senior Secured Convertible Promissory Note, Conversion Price Four [Member]
Debt Instrument, Face Amount										$ 2,000,000
Debt Instrument, Convertible, Number Outstanding										1
Debt Instrument, Convertible, Conversion Price (in dollars per share)										$ 2.5